Schedule Of Noncash Investing and Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Accrued liabilities for purchases of property, plant and equipment	$ 38,566	$ 22,285	$ 31,172
Acquisition of assets through capital lease	$ 1,399	1,445	7,788
Acquisition of assets through asset exchange		$ 5,000	2,091
Seller financing of land purchase			1,500
Acquisition of TXI net assets assumed through issuances of common stock and options			$ 2,691,986